Filed Pursuant to Rule 497(e)
Registration Statement Nos.
333-145064
TIAA-CREF L
IFE
S
EPARATE
A
CCOUNT
VA-1
TIAA-CREF L
IFE
I
NSURANCE
C
OMPANY
PROSPECTUS SUPPLEMENT NUMBER (1)
Dated June 13, 2025 to the:
Intelligent Variable Annuity
®
Prospectus dated May 1, 2025
This supplement amends certain disclosures in the above-referenced prospectus for Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus. Please keep this supplement with your prospectus for future reference.
In Appendix A of the Intelligent Variable Annuity prospectus the following Portfolio names are renamed as of June 1, 2025.

Portfolios	Name as of June 1, 2025

Wanger Acorn	Columbia Variable Portfolio – Acorn Fund

Wanger International	Columbia Variable Portfolio – Acorn International Fund

For more information refer to the Columbia Prospectus.
PIKE9 6/25